UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® INTERMEDIATE

INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.7%
Asset-Backed & Securitized - 3.8%
ARI Fleet Lease Trust, “A”, FRN, 0.71%, 2020 (n)	$238,315	$238,776
Chesapeake Funding LLC, “A”, FRN, 0.914%, 2023 (n)	2,524,736	2,533,919
Commercial Mortgage Acceptance Corp., FRN, 2.168%, 2030 (i)	2,404,936	107,178
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.759%, 2039	1,338,143	1,485,984
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,214,742
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 2046	1,396,615	1,546,898
Falcon Franchise Loan LLC, FRN, 8.773%, 2023 (i)(z)	1,550,538	134,742
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	1,574,559	1,609,684
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	105,000	105,140
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	2,080,000	2,077,088
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 2045 (n)	1,000,000	1,000,000
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,065,000	2,269,086
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,880,827	3,112,080
Kingsland III Ltd., “A1”, CDO, FRN, 0.452%, 2021 (n)	1,499,745	1,485,180
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	846,423	866,571
Smart Trust, “A2B”, FRN, 0.41%, 2015	2,440,790	2,439,172
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	1,783,875	1,896,805

		$25,123,045
Automotive - 3.6%
American Honda Finance Corp., 1.6%, 2018 (n)	$3,000,000	$2,996,889
American Honda Finance Corp., FRN, 0.611%, 2016 (n)	2,000,000	2,005,782
American Honda Finance Corp., FRN, 0.739%, 2016	790,000	795,455
Daimler Finance North America LLC, 1.875%, 2018 (n)	3,640,000	3,645,256
Ford Motor Credit Co. LLC, 4.207%, 2016	1,970,000	2,097,463
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,880,000	3,050,050
Hyundai Capital America, 1.875%, 2016 (n)	1,590,000	1,601,776
Nissan Motor Acceptance Corp., FRN, 0.945%, 2016 (n)	2,520,000	2,532,855
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,841,405
Volkswagen International Finance N.V., FRN, 0.995%, 2014 (n)	2,740,000	2,742,302

		$24,309,233
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.852%, 2015 (n)	$1,150,000	$1,157,143
BNP Paribas Home Loan, 2.2%, 2015 (n)	2,640,000	2,708,719
Hypothekenbank Frankfurt AG, 5.125%, 2016	3,140,000	3,290,908

		$7,156,770
Broadcasting - 0.3%
CBS Corp., 5.75%, 2020	$940,000	$1,068,772
WPP Finance, 8%, 2014	812,000	847,852

		$1,916,624
Brokerage & Asset Managers - 0.7%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$2,160,000	$2,294,212
Franklin Resources, Inc., 1.375%, 2017	588,000	580,715
TD Ameritrade Holding Co., 4.15%, 2014	2,007,000	2,067,557

		$4,942,484
Building - 0.4%
CRH PLC, 8.125%, 2018	$1,160,000	$1,436,326
Owens Corning, Inc., 4.2%, 2022	1,144,000	1,130,137

		$2,566,463

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 1.5%
Cox Communications, Inc., 3.25%, 2022 (n)	$2,925,000	$2,738,461
DIRECTV Holdings LLC, 5.875%, 2019	1,400,000	1,608,928
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	2,831,000	2,787,844
Time Warner Cable, Inc., 4%, 2021	2,770,000	2,612,814

		$9,748,047
Chemicals - 0.8%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,104,436
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,564,259

		$5,668,695
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,002,642

Computer Software - Systems - 0.5%
Apple, Inc., FRN, 0.492%, 2018	$2,390,000	$2,385,990
Seagate HDD Cayman, 3.75%, 2018 (n)	751,000	766,020

		$3,152,010
Conglomerates - 0.1%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$655,000	$675,508

Consumer Products - 0.9%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	$1,860,000	$1,870,609
Newell Rubbermaid, Inc., 2%, 2015	2,000,000	2,029,424
Newell Rubbermaid, Inc., 4.7%, 2020	1,280,000	1,381,594
Tupperware Brands Corp., 4.75%, 2021	979,000	1,004,664

		$6,286,291
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 2017 (n)	$1,154,000	$1,154,901

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,643,044

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 2018	$742,000	$756,657
Ericsson, Inc., 4.125%, 2022	2,190,000	2,199,943

		$2,956,600
Electronics - 0.1%
Tyco Electronics Group S.A., 2.375%, 2018	$623,000	$620,663

Emerging Market Quasi-Sovereign - 4.0%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$992,000	$1,006,880
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,516,109
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,126,237
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	228,000	224,010
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,345,763
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	853,164
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	800,242
Gaz Capital S.A., 3.85%, 2020 (n)	2,073,000	1,969,350
Gazprom Neft, 4.375%, 2022 (n)	254,000	229,235
Korea Gas Corp., 2.25%, 2017 (n)	1,630,000	1,638,706
Petroleos Mexicanos, 6%, 2020	2,970,000	3,278,138

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petronas Capital Ltd., 7.875%, 2022	$1,089,000	$1,400,771
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,869,120
Rosneft, 3.149%, 2017 (n)	1,273,000	1,279,620
Rosneft, 4.199%, 2022 (n)	2,118,000	1,914,143
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	1,466,000	1,311,513
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	1,330,000	1,302,000
VTB Capital S.A., 6.465%, 2015 (n)	857,000	898,650
VTB Capital S.A., 6%, 2017 (n)	830,000	880,838

		$26,844,489
Emerging Market Sovereign - 1.0%
Republic of Peru, 9.875%, 2015	$485,000	$527,438
Republic of Poland, 5%, 2022	772,000	826,040
Republic of Slovakia, 4.375%, 2022 (n)	2,960,000	3,078,400
Russian Federation, 4.875%, 2023 (n)	800,000	802,000
United Mexican States, 3.625%, 2022	1,754,000	1,725,936

		$6,959,814
Energy - Independent - 0.3%
Hess Corp., 8.125%, 2019	$1,230,000	$1,542,617
Petrohawk Energy Corp., 7.25%, 2018	178,000	190,513

		$1,733,130
Energy - Integrated - 2.7%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,320,000	$2,418,953
BP Capital Markets PLC, 4.5%, 2020	853,000	935,761
BP Capital Markets PLC, 4.742%, 2021	1,810,000	1,999,782
Husky Energy, Inc., 5.9%, 2014	2,755,000	2,807,637
LUKOIL International Finance B.V., 3.416%, 2018 (n)	1,619,000	1,606,858
LUKOIL International Finance B.V., 4.563%, 2023 (n)	2,192,000	2,022,120
Petro-Canada, 6.05%, 2018	904,000	1,049,864
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,212,287
Total Capital International S.A., 1.5%, 2017	1,000,000	1,013,091
TOTAL S.A., 3%, 2015	1,860,000	1,927,312

		$17,993,665
Financial Institutions - 1.3%
General Electric Capital Corp., 6%, 2019	$1,180,000	$1,394,079
General Electric Capital Corp., 3.15%, 2022	2,000,000	1,960,684
General Electric Capital Corp., 3.1%, 2023	1,102,000	1,062,211
LeasePlan Corp. N.V., 3%, 2017 (n)	1,970,000	2,008,021
LeasePlan Corp. N.V., 2.5%, 2018 (n)	466,000	462,496
NYSE Euronext, 2%, 2017	1,558,000	1,581,752

		$8,469,243
Food & Beverages - 2.5%
BRF S.A., 3.95%, 2023 (n)	$2,115,000	$1,797,750
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,264,291
Conagra Foods, Inc., 1.3%, 2016	1,680,000	1,691,143
Diageo Capital PLC, 1.5%, 2017	1,530,000	1,537,777
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	290,000	291,043
Kraft Foods Group, Inc., 6.125%, 2018	1,310,000	1,535,372
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	611,000	676,287
Mondelez International, Inc., 6.75%, 2014	1,390,000	1,393,303
Tyson Foods, Inc., 4.5%, 2022	1,447,000	1,508,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Want Want China Finance Co., 1.875%, 2018 (n)		$1,430,000	$1,372,744
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)		613,000	617,913
Wm. Wrigley Jr. Co., 3.375%, 2020 (n)		1,876,000	1,902,812

			$16,588,760
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015		$1,096,000	$1,133,297

Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 3.734%, 2023 (n)		$2,312,000	$2,297,088

Gaming & Lodging - 0.7%
Wyndham Worldwide Corp., 2.95%, 2017		$1,686,000	$1,728,282
Wyndham Worldwide Corp., 5.625%, 2021		2,890,000	3,155,186

			$4,883,468
Industrial - 0.9%
Johns Hopkins University, 5.25%, 2019		$2,175,000	$2,479,557
Princeton University, 4.95%, 2019		2,860,000	3,256,387

			$5,735,944
Insurance - 2.6%
American International Group, Inc., 3%, 2015		$3,680,000	$3,778,878
American International Group, Inc., 5.85%, 2018		395,000	454,438
American International Group, Inc., 3.375%, 2020		1,750,000	1,783,770
ING U.S., Inc., 2.9%, 2018		1,141,000	1,176,669
Lincoln National Corp., 4.3%, 2015		1,360,000	1,422,787
MetLife, Inc., 1.756%, 2017		575,000	576,624
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		1,020,000	1,036,867
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,872,909
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,324,765
UnumProvident Corp., 6.85%, 2015 (n)		1,740,000	1,902,339

			$17,330,046
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 2015		$1,220,000	$1,230,838

Insurance - Property & Casualty - 2.2%
ACE Ltd., 2.6%, 2015		$2,000,000	$2,070,046
Aon Corp., 3.5%, 2015		2,750,000	2,866,105
AXIS Capital Holdings Ltd., 5.875%, 2020		1,610,000	1,833,254
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		2,197,000	2,326,986
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,334,923
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	3,198,750

			$14,630,064
International Market Quasi-Sovereign - 3.0%
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)		$1,746,000	$1,729,256
Dexia Credit Local S.A., 2.25%, 2019 (z)		3,280,000	3,283,674
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	3,424,803
Electricite de France, 2.15%, 2019 (n)		$1,784,000	1,774,634
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,333,293
Statoil A.S.A., 1.8%, 2016		1,420,000	1,452,883
Statoil A.S.A., FRN, 0.53%, 2018		2,887,000	2,884,595
Swedish Export Credit Corp., FRN, 0.989%, 2014		3,300,000	3,311,943

			$20,195,081

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 12.4%
Commonwealth of Australia, 5.75%, 2021	AUD	1,887,000	$1,868,734
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,100,257
Government of Canada, 4.5%, 2015	CAD	1,980,000	1,860,373
Government of Canada, 4.25%, 2018	CAD	1,532,000	1,536,938
Government of Canada, 3.25%, 2021	CAD	979,000	954,080
Government of Canada, 5.75%, 2033	CAD	358,000	460,972
Government of Japan, 1.1%, 2020	JPY	800,000,000	8,222,985
Government of Japan, 0.8%, 2023	JPY	340,000,000	3,392,503
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	3,954,046
Kingdom of Denmark, 3%, 2021	DKK	5,323,000	1,082,265
Kingdom of Spain, 5.4%, 2023	EUR	787,000	1,209,177
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	6,162,237
Kingdom of Sweden, 5%, 2020	SEK	3,830,000	701,666
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,943,731
Republic of Austria, 4.65%, 2018	EUR	1,138,000	1,776,094
Republic of France, 5%, 2016	EUR	9,214,000	14,014,978
Republic of Iceland, 4.875%, 2016 (n)		$2,179,000	2,277,055
Republic of Iceland, 5.875%, 2022 (n)		336,000	351,792
Republic of Ireland, 4.5%, 2020	EUR	1,752,000	2,653,136
Republic of Italy, 5.25%, 2017	EUR	11,388,000	17,097,966
Republic of Italy, 3.75%, 2021	EUR	550,000	775,460
United Kingdom Treasury, 8%, 2021	GBP	2,500,000	5,691,218

			$83,087,663
Internet - 0.3%
Baidu, Inc., 3.25%, 2018		$1,709,000	$1,727,830

Local Authorities - 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,791,787
Province of Ontario, 4.75%, 2016		3,000,000	3,243,600
State of Illinois, 4.961%, 2016		1,795,000	1,924,330

			$7,959,717
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$568,627

Major Banks - 11.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$1,997,000	$2,151,292
Bank of America Corp., 7.375%, 2014		200,000	203,791
Bank of America Corp., 1.5%, 2015		1,780,000	1,797,748
Bank of America Corp., 6.5%, 2016		1,420,000	1,597,288
Bank of America Corp., 3.3%, 2023		1,335,000	1,280,330
Bank of America Corp., 4.125%, 2024		2,876,000	2,903,903
Bank of America Corp., FRN, 0.522%, 2016		2,200,000	2,178,464
Barclays Bank PLC, 5.125%, 2020		2,760,000	3,111,795
BNP Paribas, 2.7%, 2018		1,200,000	1,220,755
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,881,766
Credit Suisse Group AG, 6.5%, 2023 (n)		2,480,000	2,635,000
DBS Bank Ltd., 2.35%, 2017 (n)		2,430,000	2,488,711
DNB Bank A.S.A., 3.2%, 2017 (n)		2,220,000	2,333,553
Goldman Sachs Group, Inc., 5.75%, 2022		3,044,000	3,438,588
Goldman Sachs Group, Inc., FRN, 1.436%, 2018		1,240,000	1,253,417
HSBC USA, Inc., 4.875%, 2020		3,370,000	3,639,866
ING Bank N.V., 5.8%, 2023 (n)		2,912,000	3,048,378
ING Bank N.V., FRN, 1.641%, 2014 (n)		4,650,000	4,669,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.625%, 2021	$2,890,000	$3,134,283
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,137,034
Morgan Stanley, 6%, 2014	2,330,000	2,365,369
Morgan Stanley, 6.625%, 2018	1,532,000	1,793,326
Morgan Stanley, 5.625%, 2019	640,000	731,207
Morgan Stanley, FRN, 1.487%, 2016	1,900,000	1,925,587
National Australia Bank Ltd., 2%, 2015	2,920,000	2,969,932
Nordea Bank AB, FRN, 0.699%, 2016 (n)	1,492,000	1,496,394
Royal Bank of Canada, FRN, 0.701%, 2016	3,000,000	3,011,652
Royal Bank of Scotland PLC, 2.55%, 2015	996,000	1,018,709
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	1,000,000	1,022,128
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,403,543
Wells Fargo & Co., 3.75%, 2014	2,900,000	2,965,238
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,341,725
Westpac Banking Corp., 2%, 2017	2,320,000	2,362,328

		$73,512,663
Medical & Health Technology & Services - 0.9%
Covidien International Finance S.A., 1.35%, 2015	$2,000,000	$2,018,592
Thermo Fisher Scientific, Inc., 2.25%, 2016	3,650,000	3,751,616

		$5,770,208
Metals & Mining - 1.4%
Barrick Gold Corp., 4.1%, 2023	$2,731,000	$2,521,005
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018	1,090,000	1,092,468
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020	1,740,000	1,717,366
Glencore Funding LLC, FRN, 1.395%, 2016 (n)	1,960,000	1,954,251
Vale Overseas Ltd., 5.625%, 2019	492,000	534,983
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,601,912

		$9,421,985
Mortgage-Backed - 4.0%
Fannie Mae, 4.502%, 2014	$1,055,768	$1,053,197
Fannie Mae, 4.84%, 2014	1,323,836	1,327,646
Fannie Mae, 5.386%, 2014	1,042,548	1,048,204
Fannie Mae, 4.62%, 2015	848,244	864,446
Fannie Mae, 4.908%, 2015	816,904	841,534
Fannie Mae, 5.395%, 2016	1,243,328	1,370,307
Fannie Mae, 5.432%, 2016	1,896,398	2,040,131
Fannie Mae, 6%, 2016	138,188	143,461
Fannie Mae, 1.114%, 2017	2,370,000	2,364,518
Fannie Mae, 5.5%, 2017 - 2025	1,488,806	1,623,629
Fannie Mae, 4.5%, 2019	1,623,722	1,738,773
Fannie Mae, 5%, 2019 - 2020	330,298	354,255
Fannie Mae, 6.5%, 2031	1,634,938	1,864,683
Freddie Mac, 3.882%, 2017	1,423,992	1,538,841
Freddie Mac, 5.5%, 2017 - 2020	1,564,115	1,682,348
Freddie Mac, 6%, 2017 - 2034	296,341	316,151
Freddie Mac, 5%, 2019	933,194	996,909
Freddie Mac, 4.224%, 2020	2,249,154	2,439,300
Ginnie Mae, 6%, 2033	690,708	795,066
Ginnie Mae, 6%, 2036 (f)	548,513	613,359
Ginnie Mae, 6.357%, 2058	1,833,937	1,930,265

		$26,947,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$1,850,000	$1,838,734

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$2,700,000	$2,710,746

Natural Gas - Pipeline - 2.2%
DCP Midstream LLC, 3.875%, 2023	$1,907,000	$1,819,227
Energy Transfer Partners LP, 8.5%, 2014	2,109,000	2,141,468
Energy Transfer Partners LP, 3.6%, 2023	3,000,000	2,837,112
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,044,291
ONEOK Partners LP, 3.2%, 2018	1,110,000	1,154,111
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,028,793
TransCanada PipeLines Ltd., FRN, 0.926%, 2016	790,000	796,257
Williams Cos., Inc., 3.7%, 2023	807,000	725,792

		$14,547,051
Network & Telecom - 2.2%
AT&T, Inc., FRN, 1.145%, 2018	$6,940,000	$7,011,725
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (n)	659,000	651,322
Verizon Communications, Inc., 8.75%, 2018	689,000	887,885
Verizon Communications, Inc., 5.15%, 2023	5,820,000	6,327,312

		$14,878,244
Oil Services - 0.3%
Noble Corp., 3.45%, 2015	$1,030,000	$1,066,274
Transocean, Inc., 2.5%, 2017	962,000	975,930

		$2,042,204
Other Banks & Diversified Financials - 8.9%
American Express Credit Corp., FRN, 1.341%, 2015	$3,970,000	$4,021,261
Banco de Credito e Inversiones, 3%, 2017 (n)	200,000	200,883
Bancolombia S.A., 5.125%, 2022	142,000	132,690
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.851%, 2016 (n)	2,870,000	2,882,571
Banque Federative du Credit Mutuel, FRN, 1.085%, 2016 (n)	2,490,000	2,497,388
Banque Federative du Credit Mutuel, FRN, 1.085%, 2017 (n)	960,000	959,726
BB&T Corp., 2.05%, 2014	2,030,000	2,035,319
Capital One Financial Corp., 2.15%, 2015	1,058,000	1,074,685
Capital One Financial Corp., FRN, 0.878%, 2015	1,160,000	1,162,828
Citigroup, Inc., 8.5%, 2019	1,960,000	2,522,330
Groupe BPCE S.A., 5.7%, 2023 (n)	2,325,000	2,401,446
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	3,380,310
Intesa Sanpaolo S.p.A., 2.375%, 2017	880,000	879,366
Intesa Sanpaolo S.p.A., 3.875%, 2018	1,752,000	1,796,375
Intesa Sanpaolo S.p.A., FRN, 2.637%, 2014 (n)	1,540,000	1,541,685
Lloyds Bank PLC, 2.3%, 2018	780,000	783,650
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	2,080,000	2,422,576
Macquarie Bank Ltd., 5%, 2017 (n)	918,000	999,151
Macquarie Group Ltd., 6%, 2020 (n)	1,971,000	2,202,395
National Bank of Canada, 1.5%, 2015	1,760,000	1,782,171
Rabobank Nederland N.V., 3.375%, 2017	1,757,000	1,874,494
Rabobank Nederland N.V., 3.95%, 2022	2,716,000	2,661,493
Santander Holdings USA, Inc., 4.625%, 2016	450,000	481,914
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,526,564
SunTrust Banks, Inc., 3.5%, 2017	2,237,000	2,372,643
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,108,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Svenska Handelsbanken AB, FRN, 0.695%, 2016	$1,250,000	$1,253,768
Svenska Handelsbanken AB, FRN, 0.715%, 2016	2,940,000	2,946,941
Swedbank AB, 2.125%, 2017 (n)	1,882,000	1,902,186
U.S. Bancorp, 2.95%, 2022	1,316,000	1,254,563
Union Bank, FRN, 1.191%, 2014	2,500,000	2,507,065

		$59,569,091
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 2022	$1,468,000	$1,404,010

Pharmaceuticals - 1.2%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,458,963
Hospira, Inc., 6.05%, 2017	1,060,000	1,178,122
Mylan, Inc., 1.8%, 2016 (n)	770,000	783,760
Pfizer, Inc., 6.2%, 2019	1,970,000	2,353,476
Sanofi, 1.2%, 2014	1,550,000	1,559,395

		$8,333,716
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$2,926,713

Printing & Publishing - 0.4%
Pearson Funding Five PLC, 3.25%, 2023 (n)	$1,125,000	$1,046,212
Pearson Funding Four PLC, 3.75%, 2022 (n)	1,458,000	1,430,926

		$2,477,138
Real Estate - 1.8%
AvalonBay Communities, Inc., REIT, 3.625%, 2020	$2,029,000	$2,082,523
Boston Properties LP, REIT, 3.7%, 2018	1,476,000	1,570,479
DDR Corp., REIT, 3.375%, 2023	2,880,000	2,676,617
Health Care REIT, Inc., 2.25%, 2018	828,000	831,342
Kimco Realty Corp., REIT, 6.875%, 2019	690,000	827,833
Ventas Realty LP, 1.55%, 2016	1,000,000	1,009,078
WEA Finance LLC, 6.75%, 2019 (n)	2,290,000	2,738,600

		$11,736,472
Retailers - 0.9%
Kohl’s Corp., 3.25%, 2023	$2,282,000	$2,136,434
Macy’s, Inc., 7.875%, 2015	2,670,000	2,930,133
Wesfarmers Ltd., 1.874%, 2018 (n)	1,119,000	1,108,705

		$6,175,272
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 2016	$1,900,000	$1,972,211

Supermarkets - 0.2%
Kroger Co., 3.85%, 2023	$1,489,000	$1,489,477

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$2,950,000	$2,982,680

Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,007,000	$1,039,705
American Tower Trust I, REIT, 1.551%, 2018 (n)	1,540,000	1,512,124
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,934,000	3,367,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Rogers Communications, Inc., 6.8%, 2018	$1,490,000	$1,784,779

		$7,704,095
Tobacco - 0.6%
Altria Group, Inc., 4%, 2024	$724,000	$722,926
Lorillard Tobacco Co., 8.125%, 2019	1,316,000	1,638,779
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,576,081

		$3,937,786
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 2017 (n)	$1,247,000	$1,286,107

U.S. Government Agencies and Equivalents - 1.6%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,221,629
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	542,534
Small Business Administration, 6.35%, 2021	568,537	623,869
Small Business Administration, 6.34%, 2021	375,129	409,946
Small Business Administration, 6.44%, 2021	370,446	409,883
Small Business Administration, 6.625%, 2021	444,986	490,321
Small Business Administration, 5.34%, 2021	1,119,980	1,216,093
Small Business Administration, 4.93%, 2024	654,579	709,133
Small Business Administration, 5.36%, 2025	959,558	1,047,734
Small Business Administration, 5.39%, 2025	660,431	729,578

		$10,400,720
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$34,752

Utilities - Electric Power - 5.0%
Dominion Resources, Inc., 1.95%, 2016	$2,660,000	$2,718,914
Duke Energy Corp., 3.35%, 2015	3,280,000	3,379,469
E.ON International Finance B.V., 5.8%, 2018 (n)	3,000,000	3,453,000
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,536,800
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,464,051
Exelon Generation Co. LLC, 4.25%, 2022	509,000	501,383
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,019,757
NextEra Energy Capital Co., 1.2%, 2015	245,000	246,416
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	3,080,000	3,104,933
Oncor Electric Delivery Co., 4.1%, 2022	2,206,000	2,286,912
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,800,000	2,954,350
Progress Energy, Inc., 3.15%, 2022	3,318,000	3,244,025
Southern Co., 2.45%, 2018	2,280,000	2,339,022
Transelec S.A., 4.625%, 2023 (n)	927,000	903,342

		$33,152,374
Total Bonds		$646,543,256

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	12,174,735	$12,174,735
Total Investments		$658,717,991

Other Assets, Less Liabilities - 1.5%		10,206,395
Net Assets - 100.0%		$668,924,386

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $191,104,989 representing 28.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Dexia Credit Local S.A., 2.25%, 2019	1/23/14	$3,270,138	$3,283,674
Falcon Franchise Loan LLC, FRN, 8.773%, 2023	1/18/02	41,337	134,742
Total Restricted Securities			$3,418,416
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	2,136,415	4/11/14	$1,906,602	$1,861,417	$45,185
SELL	CAD	Goldman Sachs International	1,048,694	4/11/14	962,926	940,103	22,823
SELL	CAD	Merrill Lynch International Bank	4,330,670	4/11/14	3,975,280	3,882,234	93,046
SELL	DKK	UBS AG	5,910,342	4/11/14	1,081,282	1,068,975	12,307
SELL	EUR	Barclays Bank PLC	24,603,977	3/18/14	33,849,979	33,183,840	666,139
SELL	EUR	Credit Suisse Group	7,615,392	4/11/14	10,409,785	10,271,173	138,612
SELL	EUR	JPMorgan Chase Bank N.A.	7,615,392	4/11/14	10,409,708	10,271,173	138,535
SELL	SEK	Goldman Sachs International	3,826,086	4/11/14	593,431	583,375	10,056

							$1,126,703

Liability Derivatives
SELL	GBP	Credit Suisse Group	2,215,074	4/11/14	$3,635,978	$3,639,547	$(3,569)
SELL	GBP	Merrill Lynch International Bank	2,215,074	4/11/14	3,637,063	3,639,547	(2,484)
SELL	JPY	Deutsche Bank AG	745,393,298	4/11/14	7,191,757	7,298,119	(106,362)
SELL	JPY	Goldman Sachs International	745,393,297	4/11/14	7,192,417	7,298,119	(105,702)

							$(218,117)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	74	$9,305,500	March - 2014	$213
U.S. Treasury Note 5 yr (Short)	USD	150	18,093,750	March - 2014	33,055

					$33,268

At January 31, 2014, the fund had liquid securities with an aggregate value of $319,133 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,435,472	$—	$10,435,472
Non-U.S. Sovereign Debt	—	140,069,727	—	140,069,727
Municipal Bonds	—	1,838,734	—	1,838,734
U.S. Corporate Bonds	—	257,730,135	—	257,730,135
Residential Mortgage-Backed Securities	—	26,947,023	—	26,947,023
Commercial Mortgage-Backed Securities	—	15,243,770	—	15,243,770
Asset-Backed Securities (including CDOs)	—	9,879,275	—	9,879,275
Foreign Bonds	—	184,399,120	—	184,399,120
Mutual Funds	12,174,735	—	—	12,174,735
Total Investments	$12,174,735	$646,543,256	$—	$658,717,991

Other Financial Instruments
Futures Contracts	$33,268	$—	$—	$33,268
Forward Foreign Currency Exchange Contracts	—	908,586	—	908,586

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$638,392,362
Gross unrealized appreciation	27,575,240
Gross unrealized depreciation	(7,249,611)
Net unrealized appreciation (depreciation)	$20,325,629

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	738,527	41,743,955	(30,307,747)	12,174,735

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,451	$12,174,735

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	48.9%
France	6.2%
United Kingdom	4.9%
Canada	4.0%
Japan	3.8%
Netherlands	3.7%
Italy	3.6%
Australia	3.1%
Germany	2.6%
Other Countries	19.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.